Equity Incentive Plan	12 Months Ended
Dec. 31, 2012
Equity Incentive Plan [Abstract]
Equity incentive plan

14. Equity incentive plan:

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the “Plan”). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On March 5, 2008, 1,000,000 shares of non-vested common stock out of the 1,834,055 shares then reserved under the Plan were granted to Fabiana, an entity that offers consultancy services to the Chief Executive Officer, George Economou. The shares vested quarterly in eight equal installments with the first installment of 125,000 common shares vesting on May 28, 2008. The stock-based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $75.09 per share. As of December 31, 2012, the shares have vested in full.

On October 2, 2008, the Company's Board of Directors and Compensation Committee approved grants for the non-executive directors of the Company. On October 2, 2008, 9,000 shares of non-vested common stock and 9,000 shares of vested common stock were granted to the non-executive directors. The non-vested common stock vested evenly over a three-year period with the first vesting date commencing on January 1, 2009. For the director vested and non-vested stock, the fair value of each share on the grant date was $33.59. As of December 31, 2012, these shares have vested in full.

On March 12, 2009, 70,621 shares of non-vested common stock out of the 1,834,055 shares then reserved under the Plan were granted to an executive of the Company. The shares vested in annual installments of 42,373 and 28,248 shares on March 1, 2010 and 2011, respectively. The fair value of each share on the grant date was $3.54. As of December 31, 2012, the shares have vested in full.

On January 25, 2010, 4,500,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of George Economou for CEO services rendered during 2009 as well as for anticipated services during the years 2010, 2011 and 2012. The shares shall vest over a period of three years, with 1,000,000 shares vesting on the grant date; 1,000,000 shares vesting on December 31, 2010 and 2011, respectively; and 1,500,000 shares vesting on December 31, 2012. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $6.05 per share. As of December 31, 2012, the shares have vested in full.

On March 5, 2010, 2,000 shares of non-vested common stock and 1,000 shares of vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vested in annual installments of 1,000 shares on March 5, 2010, December 31, 2010 and 2011, respectively. The shares were issued during July 2010 and the fair value of each share, on the grant date, was $5.66. As of December 31, 2012, the shares have vested in full.

On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of George Economou for CEO rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011, through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share. As of December 31, 2012, 3,000,000 of these shares have vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest on a pro-rata basis over a period of three years from the date of the non-vested stock award agreement. The fair value of each share, on the grant date, was $5.01. As of December 31, 2012, 10,000 of these shares have vested.

A summary of the status of the Company's non vested shares as of December 31, 2010, 2011 and 2012 and movement for the years ended December 31, 2010, 2011 and 2012, is presented below. There were no shares forfeited in 2011 and 2012, while 3,600 shares were forfeited during 2010.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2009	202,971	$48.69
Granted	4,503,000	6.05
Forfeited	(3,600)	33.59
Vested	(2,171,173)	10.00
Balance December 31, 2010	2,531,198	$6.04
Granted	9,015,000	5.50
Vested	(3,036,048)	5.68
Balance December 31, 2011	8,510,150	5.60
Vested	(2,505,150)	5.83
Balance December 31, 2012	6,005,000	5.50

	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2009	885,650	$74.59
Granted and vested	2,002,000	6.05
Non vested shares granted in prior years and vested 2010	169,173	56.73
As at December 31, 2010	3,056,823	$28.71
Granted and vested	2,005,000	5.50
Non vested shares granted in prior years and vested 2011	1,031,048	6.03
As at December 31, 2011	6,092,871	17.23
Non vested shares granted in prior years and vested 2012	2,505,150	5.83
As at December 31, 2012	8,598,021	13.91

As of December 31, 2010, 2011 and 2012, there was $9,414, $32,413 and $19,725, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of six years. The amounts of $24,200, $26,568 and $12,686 are recorded in “General and administrative expenses”, in the accompanying consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012 respectively. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 were $12,466, $9,658 and $4,008, respectively.

Ocean Rig UDW Inc.

On February 14, 2012, Ocean Rig's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of Ocean Rig`s subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, Ocean Rig's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares awarded to an officer of Ocean Rig. The fair value of the shares on the grant date was $15.75 and the shares will vest in March 2013.

As of December 31, 2012 there are 2,500 of these shares have vested, while 77,150 shares were forfeited due to employees resignations.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2012 and movement during the year then ended, is presented below.

	Number of	Weighted average grant
	non vested shares	date fair value per
		non vested shares
Balance December 31, 2011
Granted	153,150	16.34
Forfeited	(77,150)	16.27
Vested	(2,500)	16.42
Balance December 31, 2012	73,500	$16.39

As of December 31, 2012, there was $633 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by Ocean Rig. That cost is expected to be recognized over a period of three years. An amount of $613 represents the stock based compensation expense for the period and is recorded in "General and administrative expenses", in the accompanying consolidated statement of operations for the year ended December 31, 2012.